Shareholder Report, Holdings (Details) - C000020141 [Member]	Aug. 31, 2024
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.80%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%